                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-08059

Exact Name of Registrant
(as specified in charter): Cohen & Steers Realty Focus Fund, Inc.

Address of Principal Executive Office:      757 Third Avenue
                                            New York, NY 10017

Name and address of agent for service:      John E. McLean
                                            757 Third Avenue
                                            New York, NY 10017

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end: December 31

Date of reporting period: September 30, 2005

ITEM 1. SCHEDULE OF INVESTMENTS


--------------------------------------------------------------------------------

                     COHEN & STEERS REALTY FOCUS FUND, INC.

--------------------------------------------------------------------------------

                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)



                                                                     Number
                                                                    of Shares             Value
                                                                  --------------       ----------

COMMON STOCK                                        96.2%
    DIVERSIFIED                                      3.4%
           Entertainment Properties Trust                               37,400         $ 1,669,162
           Vornado Realty Trust                                         26,000           2,252,120
                                                                                       -----------
                                                                                         3,921,282
                                                                                       -----------

    HEALTH CARE                                      3.2%
           Ventas                                                     113,900            3,667,580
                                                                                       -----------

    HOTEL                                            8.0%
           Hilton Hotels Corp.                                        109,100            2,435,112
           Host Marriott Corp.                                        185,900            3,141,710
           Starwood Hotels & Resorts Worldwide                         62,600            3,578,842
                                                                                       -----------
                                                                                         9,155,664
                                                                                       -----------

    INDUSTRIAL                                       3.4%
           AMB Property Corp.                                          37,100            1,665,790
           ProLogis                                                    50,500            2,237,655
                                                                                       -----------
                                                                                         3,903,445
                                                                                       -----------

    OFFICE                                          30.3%
           Alexandria Real Estate Equities                             60,000            4,961,400
           American Financial Realty Trust                            316,800            4,498,560
           Boston Properties                                           55,800            3,956,220
           Brookfield Properties Corp.                                154,850            4,563,430
           Forest City Enterprises                                    113,000            4,305,300
           Kilroy Realty Corp.                                         85,400            4,784,962
           Maguire Properties                                         146,800            4,411,340
           Reckson Associates Realty Corp.                             51,300            1,772,415
           Thomas Properties Group                                    109,300            1,421,993
                                                                                       -----------
                                                                                        34,675,620
                                                                                       -----------

    OFFICE/INDUSTRIAL                                0.8%
           Bedford Property Investors                                  36,300              865,392
                                                                                       -----------


--------------------------------------------------------------------------------

                     COHEN & STEERS REALTY FOCUS FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                     Number
                                                                    of Shares             Value
                                                                  --------------       ----------
    RESIDENTIAL                                     18.9%
       APARTMENT                                    16.4%
           Apartment Investment & Management Co.                       145,100         $ 5,626,978
           AvalonBay Communities                                        73,300           6,281,810
           BRE Properties                                               86,800           3,862,600
           Post Properties                                              82,800           3,084,300
                                                                                       -----------
                                                                                        18,855,688
                                                                                       -----------
       MANUFACTURED HOME                             2.5%
           Sun Communities                                              87,000           2,850,120
                                                                                       -----------
           TOTAL RESIDENTIAL                                                            21,705,808
                                                                                       -----------
    SELF STORAGE                                     5.7%
           Extra Space Storage                                         136,600           2,100,908
           Shurgard Storage Centers                                     80,100           4,475,187
                                                                                       -----------
                                                                                         6,576,095
                                                                                       -----------
    SHOPPING CENTER                                 22.5%
       COMMUNITY CENTER                             10.1%
           Kite Realty Group Trust                                     259,900           3,877,708
           Pan Pacific Retail Properties                                48,200           3,176,380
           Tanger Factory Outlet Centers                               163,000           4,533,030
                                                                                       -----------
                                                                                        11,587,118
                                                                                       -----------
       REGIONAL MALL                                12.4%
           Macerich Company                                             52,800           3,428,832
           Mills Corp.                                                  92,700           5,105,916
           Taubman Centers                                             178,100           5,645,770
                                                                                       -----------
                                                                                        14,180,518
                                                                                       -----------
           TOTAL SHOPPING CENTER                                                        25,767,636
                                                                                       -----------
               TOTAL COMMON STOCK
                 (Identified cost-$98,093,671)                                         110,238,522
                                                                                       -----------


--------------------------------------------------------------------------------

                     COHEN & STEERS REALTY FOCUS FUND, INC.

--------------------------------------------------------------------------------

                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)



                                                                     Principal
                                                                       Amount          Value
                                                                   ---------------  ------------
COMMERCIAL PAPER                                     5.9%
         San Paolo U.S. Finance Co., 2.750%, due 10/3/05
           (Identified cost-$6,810,959)                            $ 6,812,000      $  6,810,959
                                                                                    ------------

TOTAL INVESTMENTS (Identified cost-$104,904,630)   102.1%                            117,049,481

LIABILITIES IN EXCESS OF OTHER ASSETS               (2.1)%                            (2,422,570)
                                                   -----                            ------------

NET ASSETS                                         100.0%                           $114,626,911
                                                   ======                           ============


Note: Percentages indicated are based on the net assets of the fund.

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REALTY FOCUS FUND, INC.

By: /s/ Adam M. Derechin
    ---------------------
         Name: Adam M. Derechin
         Title: President

         Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Adam M. Derechin                    By:  /s/ Jay J. Chen
    --------------------------------             ---------------------------------------
         Name: Adam M. Derchin                       Name: Jay J. Chen
         Title: President and principal                    Title: Treasurer and principal
                  executive officer                                financial officer

         Date: November 17, 2005
